FINANCIAL INSTRUMENTS	12 Months Ended
Jul. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS [Text Block]

10. FINANCIAL INSTRUMENTS

The Company's risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to market conditions and the Company's activities. The Company has exposure to credit risk, liquidity risk and market risk as a result of its use of financial instruments. This note presents information about the Company's exposure to each of the above risks and the Company's objectives, policies and processes for measuring and managing these risks. Further quantitative disclosures are included throughout these financial statements.

The Board of Directors has overall responsibility for the establishment and oversight of the Company's risk management framework. The Board has implemented and monitors compliance with risk management policies as set out herein:

a) Credit Risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company’s cash and receivables are subject to credit risk for a maximum of the amounts shown on the consolidated statements of financial position.  The Company limits its exposure to credit loss by placing its cash with high credit quality financial institutions.

The following table shows the Company’s cash holdings at the applicable dates:

	July 31, 2026	July 31, 2025
	$	$
Cash at banks	8,279,615	5,542,504
Short-term GIC	6,707,375	-
Total cash and cash equivalents	14,986,990	5,542,504

The following table shows the Company’s amounts receivable at the applicable dates:

	July 31, 2026	July 31, 2025
	$	$
GST/QST due from the Canadian governments	159,005	119,744
Accrued interest on short-term GIC	28,300	-
Due from related party (note 9)	48,961	-
Total amounts receivable	236,266	119,744

The Company considers credit risk on its receivables to be minimal as they are primarily due from Canadian governments and large institutions.

b) Liquidity Risk

Liquidity risk is the risk that the Company will incur difficulties meeting its financial obligations as they are due. The Company's approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions without incurring unacceptable losses or risking harm to the Company's reputation.

As of July 31, 2026, the Company has total current liabilities of $4,182,080 (July 31, 2025: $1,336,460).  The Company has sufficient working capital to fund these liabilities.

c) Market Risk

Market risk consists of currency risk, commodity price risk and interest rate risk. The objective of market risk management is to manage and control market risk exposures within acceptable limits, while maximizing returns.

I. Foreign Currency Risk and Sensitivity Analysis

Foreign currency exchange rate risk is the risk that the fair value or future cash flows will fluctuate as a result of changes in foreign exchange rates.

The Company is exposed to foreign currency risk on fluctuations related to items that are denominated in US dollars. As at July 31, 2026, net financial assets (liabilities) totaling $(2,334,739) (July 31, 2025 – $Nil) were denominated in USD. The Company has not entered into any derivatives or contracts to hedge or otherwise mitigate this exposure.

Based on the above net exposure as at July 31, 2026 and assuming all other variables remain constant, a 2% depreciation or appreciation of the US dollar against the Canadian dollar would result in an increase or decrease of approximately $47,000 in the Company’s consolidated statement of loss.

II. Commodity Price Risk

Commodity price risk is the risk that the fair value of future cash flows will fluctuate as a result of changes in commodity prices.  Commodity prices for minerals are impacted by world economic events that dictate the levels of supply and demand as well as the relationship between the Canadian and United States dollar.

As the Company has not yet developed commercial mineral interests, it is not exposed to commodity price risk at this time.

III. Interest Rate Risk

Interest rate risk is the risk that future cash flows will fluctuate as a result of changes in market interest rates.

The Company is not exposed to interest rate risk as the Company had no variable interest rate bearing items as at July 31, 2026.

d) Fair Value

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values.  The three levels of the fair value hierarchy are:

  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
  Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
  Level 3 - Inputs that are not based on observable market data.

The following table summarizes the carrying and hierarchy level for the Company’s financial instruments:

Item	Hierarchy valuation level	July 31, 2026	July 31, 2025
Cash	Level 1	14,986,990	5,542,504
Receivables	Level 1	236,266	119,744
Marketable securities	Level 1	500,000	312,500
Reclamation bonds	Level 1	127,696	33,000
Accounts payable and accrued liabilities	Level 1	3,545,937	980,596
Due to related parties	Level 1	636,143	343,561

e) Capital Management

The Company defines capital as share capital.  The Company’s targeted capital structure at July 31, 2026 is 100% share capital, as management believes that such a capital structure is most suitable for an early-stage company.  The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern and to maintain a flexible capital structure which will allow it to pursue the exploration of its mineral properties.  Therefore, the Company monitors the level of risk incurred in its mineral property expenditures relative to its capital structure. The Company monitors its capital structure and may make adjustments in light of changes in economic conditions and the risk characteristics of the underlying assets.

The Company is not subject to any externally imposed capital requirements and there were no changes in the Company’s approach to capital management during the year ended July 31, 2026.